Employee Future Benefits - Summary of Key Assumptions Used by to Determine Defined Benefit Obligation and Net Benefit Cost for Defined Benefit Pension Plans and Retiree Welfare Plans (Parenthetical) (Detail)
	Dec. 31, 2018	Dec. 31, 2017
Retiree welfare plans [Member] | 2032 [Member] | Top of range [Member]
Disclosure of defined benefit plans [Line Items]
Health care cost trend rate	7.80%	8.50%
Retiree welfare plans [Member] | 2032 [Member] | Bottom of range [Member]
Disclosure of defined benefit plans [Line Items]
Health care cost trend rate	5.00%	5.00%
Retiree welfare plans [Member] | Canadian plans [Member] | 2026 [Member] | Top of range [Member]
Disclosure of defined benefit plans [Line Items]
Health care cost trend rate	5.70%	5.90%
Retiree welfare plans [Member] | Canadian plans [Member] | 2026 [Member] | Bottom of range [Member]
Disclosure of defined benefit plans [Line Items]
Health care cost trend rate	4.80%	4.80%
Defined benefit cost [Member] | 2032 [Member] | Top of range [Member]
Disclosure of defined benefit plans [Line Items]
Health care cost trend rate	8.50%	8.80%
Defined benefit cost [Member] | 2032 [Member] | Bottom of range [Member]
Disclosure of defined benefit plans [Line Items]
Health care cost trend rate	5.00%	5.00%
Defined benefit cost [Member] | Canadian plans [Member] | 2026 [Member] | Top of range [Member]
Disclosure of defined benefit plans [Line Items]
Health care cost trend rate	5.90%	6.00%
Defined benefit cost [Member] | Canadian plans [Member] | 2026 [Member] | Bottom of range [Member]
Disclosure of defined benefit plans [Line Items]
Health care cost trend rate	4.80%	4.80%